UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     March 31, 2005

Check here if Amendment [   ]; Amendment Number: ____
        This Amendment (Check only one.):   [   ] is a restatement.
                                            [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:                 NLI International Inc.
Address:              1251 Avenue of the Americas, Suite 5210
                      New York, NY  10020-1198


Form 13F File Number: 28-3430

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:                 Takahiro Yamasaki
Title:                President
Phone:                (212) 403-3400

Signature, Place, and Date of Signing:

/s/ Takahiro Yamasaki              New York, NY                    5/6/05
    [Signature]                    [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     57

Form 13F Information Table Value Total:     334,382
                                            (thousands)

List of Other Included Managers:            None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     None

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                                       FORM 13F INFORMATION TABLE
                              NAME OF REPORTING MANAGER: NLI INTERNATIONAL INC.
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

  Item   1                     Item 2         Item 3     Item 4           Item 5         Item 6        Item 7        Item 8

                                                                                                                     Voting
  Name of                     Title of        CUSIP      Value       Amount and Type     Investment    Other        Authority
  Issuer                       Class          Number    ($1,000)       of Security       Discretion   Managers      (Shares)

                                                                    Shares or
                                                                    Principal SH/ PUT/
                                                                     Amount   PRN CALL                          Sole    Shared  None

BEST BUY INC.                   COM          086516101    3,689      68,300    SH           Sole                68,300
BRUNSWICK CORP                  COM          117043109    4,104      87,600    SH           Sole                87,600
CARNIVAL CORP COMM PAIRED STK   PAIRED CTF   143658300    3,725      71,900    SH           Sole                71,900
COACH INC                       COM          189754104    3,483      61,500    SH           Sole                61,500
COMCAST CORPORATION CL A        CL A         20030N101    2,277      67,400    SH           Sole                67,400
EBAY INC                        COM          278642103    5,067     136,000    SH           Sole               136,000
HOME DEPOT                      COM          437076102    6,355     166,200    SH           Sole               166,200
INTL GAME TECHNOLOGY            COM          459902102    3,098     116,200    SH           Sole               116,200
JOHNSON CONTROLS INC.           COM          478366107    2,649      47,500    SH           Sole                47,500
TIME WARNER INC                 COM          887317105    4,407     251,100    SH           Sole               251,100
AVON PRODUCTS                   COM          054303102    5,578     129,900    SH           Sole               129,900
CVS CORPORATION                 COM          126650100    7,646     145,300    SH           Sole               145,300
PEPSICO INC                     COM          713448108    8,411     158,600    SH           Sole               158,600
PROCTER & GAMBLE                COM          742718109    8,385     158,200    SH           Sole               158,200
SYSCO CORP                      COM          871829107    2,527      70,600    SH           Sole                70,600
WAL-MART STORES INC             COM          931142103    6,389     127,500    SH           Sole               127,500
DEVON ENERGY CORP               COM          25179M103   11,259     235,800    SH           Sole               235,800
EXXON MOBIL CORP                COM          30231G102   18,995     318,700    SH           Sole               318,700
AMBAC FINANCIAL GROUP           COM          023139108    5,277      70,600    SH           Sole                70,600
AMERICAN INTERNATIONAL GROUP    COM          026874107    6,162     111,200    SH           Sole               111,200
BANK OF AMERICA CORP            COM          060505104    9,605     217,800    SH           Sole               217,800
CAPITAL ONE FINANCIAL CORP      COM          14040H105    7,417      99,200    SH           Sole                99,200
CITIGROUP                       COM          172967101    9,127     203,100    SH           Sole               203,100
FANNIE MAE                      COM          313586109    4,073      74,800    SH           Sole                74,800
FRANKLIN RESOURCES INC          COM          354613101    7,867     114,600    SH           Sole               114,600
JP MORGAN CHASE & COMPANY       COM          46625H100    5,609     162,100    SH           Sole               162,100
MGIC INVT CORP WIS              COM          552848103    3,417      55,400    SH           Sole                55,400
WELLS FARGO & COMPANY           COM          949746101    5,280      88,300    SH           Sole                88,300
AMGEN INC.                      COM          031162100    5,291      90,900    SH           Sole                90,900
BOSTON SCIENTIFIC CORP          COM          101137107    5,102     174,200    SH           Sole               174,200
JOHNSON & JOHNSON               COM          478160104   10,779     160,500    SH           Sole               160,500
LILLY /ELI/ & CO.               COM          532457108    4,189      80,400    SH           Sole                80,400
PERKINELMER INC                 COM          714046109    1,836      89,000    SH           Sole                89,000
PFIZER INC                      COM          717081103    6,423     244,500    SH           Sole               244,500
WELLPOINT HEALTH NETWORKS INC   COM          94973V107    9,777      78,000    SH           Sole                78,000
PAGE TOTAL:                                             215,275

ZIMMER HOLDINGS INC             COM          98956P102    4,015      51,600    SH           Sole                51,600
GENERAL ELECTRIC                COM          369604103   15,884     440,500    SH           Sole               440,500
MASCO CORP                      COM          574599106    7,298     210,500    SH           Sole               210,500
NORTHROP GRUMMAN CORP           COM          666807102    1,463      27,100    SH           Sole                27,100
PITNEY BOWES                    COM          724479100    3,916      86,800    SH           Sole                86,800
TYCO INTERNATIONAL LTD REGD SH  COM          902124106    9,849     291,400    SH           Sole               291,400
AFFILIATED COMPUTER SVCS        COM          008190100    4,531      85,100    SH           Sole                85,100
ANALOG DEVICES INC              COM          032654105    2,624      72,600    SH           Sole                72,600
AVAYA INC                       COM          053499109    4,920     421,200    SH           Sole               421,200
CISCO SYSTEMS INC               COM          17275R102    7,181     401,400    SH           Sole               401,400
DELL INC                        COM          24702R101    6,163     160,400    SH           Sole               160,400
EMC CORP MASS                   COM          268648102    4,569     370,900    SH           Sole               370,900
INTEL CORP                      COM          458140100    4,771     205,400    SH           Sole               205,400
INTL BUSINESS MACHINES          COM          459200101    4,998      54,700    SH           Sole                54,700
INTUIT                          COM          461202103    3,449      78,800    SH           Sole                78,800
MICROSOFT CORP                  COM          594918104    6,615     273,700    SH           Sole               273,700
TEXAS INSTRUMENTS INC           COM          882508104    3,418     134,100    SH           Sole               134,100
ALCOA INC                       COM          013817101    1,371      45,100    SH           Sole                45,100
DOW CHEMICAL                    COM          260543103    5,927     118,900    SH           Sole               118,900
NEXTEL COMMUNICATIONS INC CL A  CL A         65332V103    6,608     232,500    SH           Sole               232,500
VERIZON COMMUNICATIONS          COM          92343V104    3,976     112,000    SH           Sole               112,000
DOMINION RESOURCES INC          COM          25746U109    5,560      74,700    SH           Sole                74,700
PAGE TOTAL:                                             119,107
GRAND TOTAL:                                            334,382


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